UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Structured International Equity Fund

Eaton Vance Structured International Equity Fund	as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 4.9%
AGL Energy, Ltd.	6,044	$83,696
Australia and New Zealand Banking Group, Ltd.	1,145	25,361
Commonwealth Bank of Australia	3,433	183,681
Computershare, Ltd.	6,188	67,200
CSL, Ltd.	1,349	40,310
Energy Resources of Australia, Ltd.	1,156	16,714
Harvey Norman Holdings, Ltd.	9,642	30,103
James Hardie Industries SE CDI(1)	6,864	48,124
Metcash, Ltd.	12,339	46,371
Origin Energy, Ltd.	6,511	97,924
Paladin Energy, Ltd.(1)	10,990	40,021
Qantas Airways, Ltd.(1)	17,916	46,389
Transurban Group	15,740	74,074
Wesfarmers, Ltd.	7,869	210,946
Wesfarmers, Ltd. PPS	2,205	59,255
Westpac Banking Corp.	3,326	82,873
Woolworths, Ltd.	2,533	63,275

		$1,216,317

Austria — 0.6%
Immofinanz AG(1)	10,436	$44,496
Raiffeisen International Bank-Holding AG	415	20,206
Telekom Austria AG	3,810	50,612
Verbund AG	1,217	45,274

		$160,588

Belgium — 2.9%
Anheuser-Busch InBev NV	3,071	$148,979
Belgacom SA	2,028	71,222
Colruyt SA	237	58,354
Compagnie Nationale a Portefeuille	570	29,572
Delhaize Group	1,215	100,476
Groupe Bruxelles Lambert SA	1,017	86,064
Mobistar SA	542	33,315
Solvay SA	789	75,346
UCB SA	1,468	56,866
Umicore	1,659	60,662

		$720,856

Denmark — 3.0%
A.P. Moller - Maersk A/S, Class A	8	$64,808
A.P. Moller - Maersk A/S, Class B	12	100,754
Coloplast A/S	350	38,786
Danske Bank A/S(1)	2,900	75,712
DSV A/S	3,000	53,624
Novo Nordisk A/S, Class B	3,800	312,656
Novozymes A/S, Class B	650	78,151
William Demant Holding A/S(1)	400	27,283

		$751,774

Finland — 4.4%
Elisa Oyj	2,132	$40,808
Fortum Oyj	4,845	125,191
Kesko Oyj, Class B	1,104	42,797
Kone Oyj, Class B	2,032	89,411
Metso Oyj	2,462	94,972
Neste Oil Oyj	2,193	35,501

Security	Shares	Value
Nokia Oyj	17,356	$212,186
Nokian Renkaat Oyj	1,737	40,830
Orion Oyj, Class B	1,566	29,667
Outokumpu Oyj	2,015	42,377
Pohjola Bank PLC	2,449	26,748
Rautaruukki Oyj	1,524	31,957
Sampo Oyj	3,027	74,403
Sanoma Oyj	1,465	28,355
Stora Enso Oyj	8,626	72,018
UPM-Kymmene Oyj	6,737	96,682

		$1,083,903

France — 7.8%
Accor SA	978	$55,881
ADP	475	39,091
Air France-KLM(1)	2,382	37,476
Air Liquide SA	1,063	124,009
Alcatel-Lucent(1)	28,793	91,781
Atos Origin SA(1)	779	39,474
bioMerieux	257	27,854
Carrefour SA	2,890	141,650
Dassault Systemes SA	971	63,091
EDF SA	2,467	132,216
Essilor International SA	1,021	62,240
France Telecom SA	836	18,301
GDF Suez	6,103	217,044
Hermes International	650	85,940
Iliad SA	302	30,196
Imerys SA	549	33,467
Ipsen SA	453	21,640
JC Decaux SA(1)	1,204	34,617
L’Oreal SA	2,078	215,953
LVMH Moet Hennessy Louis Vuitton SA	170	19,564
M6-Metropole Television	1,203	31,104
PPR SA	873	117,331
Sanofi-Aventis	1,283	87,524
Societe BIC SA	471	36,617
Societe des Autoroutes Paris-Rhin-Rhone(1)	416	29,200
Suez Environnement Co. SA	3,527	76,441
Total SA	771	41,948
Unibail-Rodamco SE	100	18,900

		$1,930,550

Germany — 6.5%
BASF AG	4,934	$286,856
Bayer AG	1,401	89,492
Beiersdorf AG	1,212	68,685
Commerzbank AG(1)	4,217	33,114
Deutsche Lufthansa AG(1)	3,452	57,405
Deutsche Post AG	2,042	33,120
Deutsche Telekom AG	9,189	119,643
E.ON AG	753	27,769
Fraport AG	656	34,013
Henkel AG & Co. KGaA	1,747	79,011
Henkel AG & Co. KGaA Vorzug, PFC Shares	2,096	112,381
Infineon Technologies AG(1)	11,560	81,847
K+S AG	1,882	108,231
Linde AG	196	23,460
Metro AG	1,429	85,908
RWE AG	228	18,755
RWE AG, PFC Shares	598	45,803

Security	Shares	Value
SAP AG	5,610	$270,672
TUI AG(1)	2,586	28,616

		$1,604,781

Greece — 1.1%
Alpha Bank A.E.(1)	4,982	$40,351
Coca-Cola Hellenic Bottling Co. SA	2,557	69,334
Hellenic Petroleum SA	1,936	20,856
Hellenic Telecommunications Organization SA	3,692	40,722
National Bank of Greece SA(1)	2,528	40,645
Public Power Corp. SA	1,910	31,267
Titan Cement Co. SA	1,090	29,004

		$272,179

Hong Kong — 5.7%
ASM Pacific Technology, Ltd.	3,500	$33,000
Bank of East Asia, Ltd.	20,200	71,546
BOC Hong Kong Holdings, Ltd.	38,500	92,336
Cathay Pacific Airways, Ltd.	20,000	41,559
Cheung Kong Infrastructure Holdings, Ltd.	9,000	33,607
Chinese Estates Holdings, Ltd.	13,000	22,134
CLP Holdings, Ltd.	20,500	143,742
Esprit Holdings, Ltd.	4,900	35,131
Hang Lung Group, Ltd.	12,000	58,623
Hang Seng Bank, Ltd.	8,600	117,209
Henderson Land Development Co., Ltd.	3,000	18,814
Hong Kong & China Gas Co., Ltd.	46,000	111,621
Hong Kong Aircraft Engineering Co., Ltd.	1,600	20,317
Hong Kong Electric Holdings	17,000	100,531
Hopewell Holdings, Ltd.	10,500	30,602
Li & Fung, Ltd.	24,000	115,247
Lifestyle International Holdings, Ltd.	11,500	22,552
Mongolia Energy Corp., Ltd.(1)	58,000	26,581
MTR Corp., Ltd.	19,500	68,335
Sands China, Ltd.	28,400	46,104
Shangri-La Asia, Ltd.	22,000	42,567
Television Broadcasts, Ltd.	5,000	23,985
Wharf Holdings, Ltd. (The)	18,000	97,578
Wing Hang Bank, Ltd.	3,000	30,583

		$1,404,304

Ireland — 1.2%
CRH PLC	5,377	$153,766
Elan Corp. PLC(1)	7,533	50,993
Kerry Group PLC	2,010	64,594
Ryanair Holdings PLC(1)	6,737	33,580

		$302,933

Italy — 4.0%
A2A SpA	19,431	$32,845
Atlantia SpA	3,410	72,576
Autogrill SpA(1)	1,889	23,009
Banca Carige SpA	11,836	30,068
Banca Monte dei Paschi di Siena SpA	44,173	61,161
ENI SpA	11,308	252,726
EXOR SpA	1,415	25,910
Luxottica Group SpA	1,793	49,129
Mediaset SpA	9,547	75,601
Parmalat SpA	24,543	64,607
Snam Rete Gas SpA	18,013	85,546
Telecom Italia SpA	13,914	19,453

Security	Shares	Value
Terna-Rete Elettrica Nazionale SpA	17,568	$71,212
UniCredit SpA	43,298	113,471

		$977,314

Japan — 13.5%
77 Bank, Ltd. (The)	7,000	$39,777
ABC-Mart, Inc.	600	21,372
Advantest Corp.	2,300	59,430
All Nippon Airways Co., Ltd.(1)	14,000	44,410
Aozora Bank, Ltd.	14,000	20,073
Bank of Kyoto, Ltd. (The)	6,000	52,719
Bank of Yokohama, Ltd. (The)	15,000	77,991
Canon Marketing Japan, Inc.	1,500	23,449
Canon, Inc.	500	22,872
Chiba Bank, Ltd. (The)	8,000	50,664
Chugai Pharmaceutical Co., Ltd.	3,300	59,703
Chugoku Bank, Ltd. (The)	4,000	51,279
Dainippon Sumitomo Pharma Co., Ltd.	3,000	24,844
DeNA Co., Ltd.	5	40,537
FamilyMart Co., Ltd.	1,100	37,909
Fast Retailing Co., Ltd.	500	75,766
Gunma Bank, Ltd. (The)	7,000	37,761
Hachijuni Bank, Ltd. (The)	6,000	33,657
Hiroshima Bank, Ltd. (The)	8,000	32,795
Hitachi Chemical Co., Ltd.	2,100	45,606
Isetan Mitsukoshi Holdings, Ltd.	5,200	60,054
ITOCHU Techno-Solutions Corp.	600	22,663
Iyo Bank, Ltd. (The)	5,000	46,540
J. Front Retailing Co., Ltd.	9,000	52,415
Jafco Co., Ltd.	700	21,453
JSR Corp.	1,900	38,465
Kamigumi Co., Ltd.	4,000	33,040
Kansai Paint Co., Ltd.	5,000	37,900
Kawasaki Kisen Kaisha, Ltd.(1)	11,000	46,750
Keihin Electric Express Railway Co., Ltd.	6,000	50,306
Keio Corp.	9,000	58,195
Kintetsu Corp.	6,000	18,975
Kyowa Hakko Kirin Co., Ltd.	4,000	41,970
Lawson, Inc.	1,200	52,979
Marui Group Co., Ltd.	4,100	32,412
McDonald’s Holdings Co. (Japan), Ltd.	1,300	27,673
Mitsubishi Logistics Corp.	2,000	26,149
Mitsubishi Tanabe Pharma Corp.	3,000	39,693
Mizuho Trust & Banking Co., Ltd.(1)	28,000	27,560
NGK Spark Plug Co., Ltd.	4,000	54,278
Nidec Corp.	1,300	133,379
Nissan Chemical Industries, Ltd.	3,000	40,522
NTT DoCoMo, Inc.	114	177,360
Odakyu Electric Railway Co., Ltd.	9,000	75,125
Ono Pharmaceutical Co., Ltd.	1,200	49,709
Oracle Corp. Japan	700	34,691
Oriental Land Co., Ltd.	700	49,570
Panasonic Corp.	1,300	19,051
Rakuten, Inc.	99	76,755
Santen Pharmaceutical Co., Ltd.	1,300	41,516
Sapporo Hokuyo Holdings, Inc.	5,900	27,156
Senshu Ikeda Holdings, Inc.	12,500	21,461
Shikoku Electric Power Co., Inc.	2,500	67,003
Shin-Etsu Chemical Co., Ltd.	400	23,058
Shizuoka Bank, Ltd. (The)	7,000	58,736
Showa Shell Sekiyu K.K.	3,700	25,091
Suruga Bank, Ltd.	3,000	29,439

Security	Shares	Value
Suzuken Co., Ltd.	1,000	$38,242
Sysmex Corp.	600	35,995
Taisho Pharmaceutical Co., Ltd.	2,000	36,376
Taiyo Nippon Sanso Corp.	5,000	44,918
Takashimaya Co., Ltd.	6,000	56,883
Takeda Pharmaceutical Co., Ltd.	400	17,174
TEIJIN, Ltd.	15,000	47,864
Terumo Corp.	1,400	71,324
Toho Gas Co., Ltd.	9,000	45,542
Toray Industries, Inc.	10,000	57,470
Toyo Seikan Kaisha, Ltd.	2,500	43,014
Trend Micro, Inc.	1,500	50,885
Tsumura & Co.	1,100	32,138
Uni-Charm Corp.	600	58,320
USS Co., Ltd.	430	29,448
Yahoo! Japan Corp.	55	21,058
Yakult Honsha Co., Ltd.	1,500	39,214
Yokogawa Electric Corp.	3,900	33,333

		$3,350,904

Luxembourg — 0.2%
Tenaris SA	2,570	$51,604

		$51,604

Netherlands — 5.0%
Akzo Nobel NV	2,432	$143,815
ASML Holding NV	4,429	145,323
Koninklijke Ahold NV	11,965	164,065
Koninklijke DSM NV	1,936	86,475
Koninklijke KPN NV	14,174	212,652
Koninklijke Vopak NV	534	43,800
QIAGEN NV(1)	3,178	73,339
Randstad Holding NV(1)	1,813	91,863
TNT NV	4,211	128,687
Unilever NV	5,050	153,635

		$1,243,654

New Zealand — 0.7%
Auckland International Airport, Ltd.	17,943	$26,087
Contact Energy, Ltd.(1)	5,917	26,784
Fletcher Building, Ltd.	9,260	56,199
Sky City Entertainment Group, Ltd.	10,683	24,418
Telecom Corporation of New Zealand, Ltd.	28,231	44,149

		$177,637

Norway — 2.4%
DnB NOR ASA	9,700	$114,800
Orkla ASA	2,400	20,129
Statoil ASA	10,350	250,260
Telenor ASA	9,100	129,366
Yara International ASA	2,300	79,693

		$594,248

Portugal — 1.5%
Banco Comercial Portugues SA	38,838	$36,477
Banco Espirito Santo SA	8,442	40,413
Brisa Auto-Estradas de Portugal SA	3,376	23,932
CIMPOR-Cimentos de Portugal, SGPS, SA	4,283	31,063
EDP - Energias de Portugal SA	22,228	79,549
Galp Energia, SGPS, SA, Class B	2,547	40,834

Security	Shares	Value
Jeronimo Martins, SGPS, SA	3,803	$39,351
Portugal Telecom, SGPS, SA	7,567	77,011

		$368,630

Singapore — 5.1%
Ascendas Real Estate Investment Trust	26,000	$36,300
Capitaland, Ltd.	14,000	37,817
ComfortDelGro Corp., Ltd.	33,000	37,489
DBS Group Holdings, Ltd.	18,000	198,198
Genting Singapore PLC(1)	74,000	51,241
Jardine Cycle & Carriage, Ltd.	2,000	43,974
Neptune Orient Lines, Ltd.	18,000	28,235
Olam International, Ltd.	21,000	39,624
Oversea-Chinese Banking Corp., Ltd.	25,000	158,772
Singapore Airlines, Ltd.	8,000	87,830
Singapore Press Holdings, Ltd.	23,000	68,699
Singapore Telecommunications, Ltd.	76,000	167,640
StarHub, Ltd.	12,000	20,368
United Overseas Bank, Ltd.	13,000	190,189
Wilmar International, Ltd.	17,000	85,358

		$1,251,734

Spain — 5.6%
Abertis Infraestructuras SA	4,452	$77,532
Banco Bilbao Vizcaya Argentaria SA	14,643	192,587
Banco de Valencia SA	4,091	23,852
Banco Popular Espanol SA	11,301	80,017
Bankinter SA	4,771	35,222
Criteria Caixacorp SA	12,279	61,236
EDP Renovaveis SA(1)	4,004	28,465
Enagas	2,668	53,506
Gestevision Telecinco SA	1,852	26,334
Grifols SA	2,272	28,764
Iberdrola Renovables SA	12,894	49,988
Iberdrola SA	17,843	141,603
Iberia Lineas Aereas de Espana SA(1)	8,782	29,358
Indra Sistemas SA	1,732	34,721
Industria de Diseno Textil SA	2,254	139,507
Red Electrica Corp. SA	1,449	68,653
Repsol YPF SA	1,778	41,747
Telefonica SA	10,537	238,507
Zardoya Otis SA	2,267	35,396

		$1,386,995

Sweden — 3.9%
Hennes & Mauritz AB, Class B	4,100	$261,616
Millicom International Cellular SA SDR	975	84,709
Nordea Bank AB	17,600	171,710
Skandinaviska Enskilda Banken AB, Class A(1)	17,600	119,975
Swedbank AB, Class A(1)	5,000	53,835
Tele2 AB, Class B	4,300	72,669
Telefonaktiebolaget LM Ericsson, Class B	2,000	23,081
TeliaSonera AB	24,500	167,927

		$955,522

Switzerland — 6.6%
Actelion, Ltd.	1,465	$59,417
Adecco SA	1,572	92,462
BKW FMB Energie AG	276	18,390
Compagnie Financiere Richemont AG, Class A	1,563	57,650
Holcim, Ltd.	1,944	144,864
Kuehne & Nagel International AG	733	76,708
Lindt & Spruengli AG	1	26,010

Security	Shares	Value
Lindt & Spruengli AG PC	15	$33,226
Logitech International SA(1)	2,876	46,952
Nestle SA	1,259	61,604
Novartis AG	5,333	271,902
Roche Holding AG	1,603	253,096
Schindler Holding AG	391	33,961
SGS SA	67	87,030
Sonova Holding AG	625	77,477
Straumann Holding AG	141	34,646
Swatch Group AG (The)	726	39,589
Swisscom AG	280	95,021
Syngenta AG	370	93,747
Synthes, Inc.	160	18,155

		$1,621,907

United Kingdom — 12.8%
AstraZeneca PLC	4,903	$216,647
Autonomy Corp. PLC(1)	2,797	76,725
Barclays PLC	5,131	26,357
BG Group PLC	14,179	239,662
BP PLC	27,892	243,271
British Airways PLC(1)	10,060	34,879
Cable & Wireless Communication PLC	25,787	24,364
Cable & Wireless Worldwide PLC(1)	32,666	43,183
Cairn Energy PLC(1)	10,371	63,292
Centrica PLC	36,877	165,645
Experian PLC	11,754	108,664
GlaxoSmithKline PLC	2,441	45,307
HSBC Holdings PLC	23,415	238,421
Inmarsat PLC	6,060	70,511
Johnson Matthey PLC	1,645	43,749
Kingfisher PLC	27,991	106,676
Lloyds Banking Group PLC(1)	21,106	21,116
Next PLC	2,399	83,838
Reckitt Benckiser Group PLC	372	19,325
Royal Bank of Scotland Group PLC(1)	64,965	53,161
Royal Dutch Shell PLC, Class A	9,104	283,560
Royal Dutch Shell PLC, Class B	6,632	199,945
SABMiller PLC	4,258	133,488
Scottish and Southern Energy PLC	1,193	19,784
Serco Group PLC	7,096	68,106
Shire PLC	6,037	132,984
Standard Chartered PLC	943	25,154
Tesco PLC	18,248	121,034
Tullow Oil PLC	3,007	52,371
Vodafone Group PLC	37,543	83,190
Whitbread PLC	1,339	31,291
WM Morrison Supermarkets PLC	19,815	87,666

		$3,163,366

Total Common Stocks (identified cost $25,029,445)		$24,591,700

Rights — 0.0%

Security	Shares	Value
Banco de Valencia SA, Exp. 5/10/10(1)	4,091	$479

Total Rights (identified cost $569)		$479

Warrants — 0.0%

Security	Shares	Value
Henderson Land Development, Exp. 6/1/11, strike HKD 58.00(1)	600	$0

Total Warrants (identified cost $0)		$0

Total Investments — 99.4% (identified cost $25,030,014)		$24,592,179

Other Assets, Less Liabilities — 0.6%		$153,240

Net Assets — 100.0%		$24,745,419

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

HKD	-	Hong Kong Dollar

(1)		Non-income producing security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
Euro	40.8%	$10,104,466
Japanese Yen	13.5	3,350,904
British Pound Sterling	12.8	3,163,366
Swiss Franc	6.6	1,621,907
Hong Kong Dollar	5.7	1,404,304
Singapore Dollar	5.1	1,251,734
Australian Dollar	4.9	1,216,317
Swedish Krona	3.9	955,522
Danish Krone	3.0	751,774
Norwegian Krone	2.4	594,248
New Zealand Dollar	0.7	177,637

Total Investments	99.4%	$24,592,179

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	16.4%	$4,066,229
Consumer Staples	11.3	2,785,384
Industrials	10.3	2,543,021
Consumer Discretionary	9.9	2,460,162
Health Care	9.9	2,456,237
Materials	9.8	2,412,024
Utilities	8.7	2,147,472
Telecommunication Services	8.6	2,132,899
Energy	8.2	2,023,908
Information Technology	6.3	1,564,364
Other	0.0	479

Total Investments	99.4%	$24,592,179

The Fund is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on April 1, 2010.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at April 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,030,014

Gross unrealized appreciation	$419,436
Gross unrealized depreciation	(857,271)

Net unrealized depreciation	$(437,835)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$—	$7,662,512		$—	$7,662,512
Developed Europe	119,643	14,485,836		—	14,605,479
Emerging Europe	—	2,323,709		—	2,323,709

Total Common Stocks	$119,643	$24,472,057	*	$—	$24,591,700

Rights	$479	$—		$—	$479
Warrants	0	—		—	0

Total Investments	$120,122	$24,472,057		$—	$24,592,179

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

Date:	June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr. Thomas E. Faust Jr. President

Date:	June 28, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	June 28, 2010